Interest-bearing loans and borrowings - Interest rates used to discount future cash flows (Details)	Dec. 31, 2024	Dec. 31, 2022
Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	7.50%
Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	9.50%
Financial liabilities at fair value through profit or loss designated upon initial recognition category | Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	2.00%	4.30%
Financial liabilities at fair value through profit or loss designated upon initial recognition category | Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	2.90%	4.90%